Minimum Future Rental Payments Due Under Noncancelable Lease Commitments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule Of Future Minimum Rental Payments For Operating Leases [Line Items]
First year	$ 569
Second year	547
Third year	480
Fourth year	216
Fifth year	100
Thereafter	330
Operating Leases, Future Minimum Payments Due, Total	$ 2,242